Subsequent events - Additional Information (Details)				12 Months Ended
	Jan. 28, 2022 USD ($)	Jan. 01, 2022 USD ($)	Nov. 15, 2021 shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Sep. 30, 2021 USD ($)	Feb. 08, 2021 USD ($)	Dec. 21, 2020 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Shares issuance costs				$ 155,102		$ 5,046,283
Gross proceeds from exercise of certain stock options				1,145,538		405,305	$ 55,791
Shares issued pursuant to exercise of options				1,145,538		$ 402,619	$ 55,915
Amount of common shares issued for RSUs				$ (185,274)
Investors [Member]
Disclosure of non-adjusting events after reporting period [line items]
Maximum aggregate offering price								$ 200,000,000	$ 100,000,000	$ 100,000,000
Number of shares issued during the period | shares			814,000
Warrants
Disclosure of non-adjusting events after reporting period [line items]
Number Of Warrants Exercised | shares				4,270,005	4,270,005	5,387,200
RSUs
Disclosure of non-adjusting events after reporting period [line items]
Shares issued pursuant to exercise of options				$ 397,060
DSUs
Disclosure of non-adjusting events after reporting period [line items]
Shares issued pursuant to exercise of options				$ 19,625
Share transaction
Disclosure of non-adjusting events after reporting period [line items]
Number of options granted				161,306
Lease agreement | New lease agreement for a kiosk location
Disclosure of non-adjusting events after reporting period [line items]
Lease rent per month		$ 12,500
Renewal term (in months)		33 months
Lease agreement | Lease agreement for a storage and distribution premise in California
Disclosure of non-adjusting events after reporting period [line items]
Lease rent per month	$ 25,711
Lease term (in years)	5 years
Lease agreement | Stock options
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued during the period | shares				1,245,455	1,245,455
Share issued price | $ / shares					$ 0.30
Shares issued pursuant to exercise of options				$ 297,564	$ 373,637
Lease agreement | RSUs
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares issued for RSUs | shares				27,077	27,077
Amount of common shares issued for RSUs				$ 38,682